Receivables	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Receivables [Abstract]
Receivables

Note 3. Receivables

Receivables, net of allowance for credit losses consisted of the following at:

	December 31,	March 31,
	2025	2025
Accounts receivable, trade	75,514	$35,197
Other receivables	152,391	91,302
Allowance for credit losses	(12,000)	(827)
Receivables, net	$215,905	$125,672

Changes in the allowance for credit losses account for the nine months ended December 31, 2025, and the year ended March 31, 2025, is as follows:

	December 31,	March 31,
	2025	2025
Beginning balance	$827	$34,571
Credit loss (recovery) expense	61,755	(17,912)
Write-offs charged against the allowance	(38,133)	(13,500)
Recoveries of amounts written off	(12,449)	(2,332)
Ending balance	$12,000	$827

Note 3. Receivables

Receivables consist of the following at March 31:

	2025	2024
Accounts receivable, trade	$35,197	$57,190
Other receivables	91,302	7,048
Allowance for credit losses	(827)	(34,571)
Receivables, net	$125,672	$29,667

Changes in the allowance for credit losses account is as follows:

	March 31, 2025	March 31, 2024
Beginning balance	$34,571	$—
Adoption of accounting standard	—	22,483
Credit loss (recovery) expense	(17,912)	43,471
Write-offs charged against the allowance	(13,500)	(31,383)
Recoveries of amounts written off	(2,332)	—
Ending balance	$827	$34,571

The Company recognizes an allowance for credit losses for accounts receivable and other receivables to present the net amount expected to be collected as of the balance sheet date. Such allowance is based on the credit losses expected to arise over the life of the asset (contractual term) which includes consideration of prepayments and based on the Company’s expectations as of the balance sheet date.

The Company generally does not carry accounts receivable beyond thirty to sixty days for its U.S. operations, and beyond one year for its foreign subsidiaries, which mostly consist of customer-supplier relationships. Receivables are written off when the Company determines that such receivables are deemed uncollectible, in accordance with its policy.

Write-offs are recognized as a deduction from the allowance for credit losses. Expected recoveries of amounts previously written off, not to exceed the aggregate of the amount previously written off, are included in determining the necessary reserve at the balance sheet date. The Company’s policy for recording the allowance for credit losses for trade receivables involves pooling its receivables based on similar risk characteristics in estimating expected credit losses. In situations where a receivable does not share the same risk characteristics with other receivables, the Company measures those individually. The Company also continuously evaluates such pooling decisions and adjusts as needed from period to period as risk characteristics change. In estimating expected credit losses, the Company considers historical loss experience, current market conditions, and forward-looking macroeconomic trends relevant to its customers’ ability to pay.